Financial liabilties designated at fair value - Summary of financial liabilities at fair value (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial liabilities [line items]
Financial liabilities	£ 455,891	£ 442,813
Financial liabilities designated at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	37,443	32,545
Deposits by banks and customer accounts | Financial liabilities designated at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	5,127	5,555
Liabilities to customers under investment contracts | Financial liabilities designated at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	1,078	1,002
Debt securities in issue | Financial liabilities designated at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	30,432	25,194
Subordinated liabilities (Note 26)
Disclosure of financial liabilities [line items]
Financial liabilities	17,714	15,714
Subordinated liabilities (Note 26) | Financial liabilities designated at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	£ 806	£ 794